Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Fair Value Of Financial Assets And Liabilities
9. Fair value of financial assets and liabilities

The Group’s financial instruments consist of non-derivative financial assets and liabilities. The fair value of these non-derivative financial instruments is determined using internally generated valuation models, which are usually developed from generally accepted valuation models. The majority of the significant inputs into these models may not be observable in the market, and may be derived from interest rates based on assumptions. The selection of the appropriate valuation model, as well as the determination of key inputs used such as the expected future cash flows on the financial instrument, the probability of counterparty default and the appropriate discount rate to be used, require management judgment and estimation.

	As of December 31, 2017
	Fair value	Carrying amount
	RMB’000	RMB’000

Financial assets
Cash and cash equivalents	21,717	21,717
Loan receivables	826,036	791,390
	847,753	813,107

Financial liabilities
Loan payable	231,810	226,370

	As of December 31, 2016
	Fair value	Carrying amount
	RMB’000	RMB’000

Financial assets
Cash and cash equivalents	96,791	96,791
Loan receivables	712,770	675,341
	809,561	772,132

Financial liabilities
Loan payable	201,272	200,470